Average Annual Total Returns - Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP	Service 1 Year	Service 5 Years	Service Since Inception	Service Inception Date	MSCI All Country World Index Net (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI All Country World Index Net (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI All Country World Index Net (reflects no deduction for fees, expenses or taxes) Since Inception	Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP Blended Benchmark (reflects no deduction for fees, expenses or taxes) 1 Year		Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP Blended Benchmark (reflects no deduction for fees, expenses or taxes) 5 Years		Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP Blended Benchmark (reflects no deduction for fees, expenses or taxes) Since Inception
Total	6.49%	4.93%	3.29%	Nov. 10, 2014	16.25%	12.26%	9.44%	14.74%	[1]	9.02%	[1]	7.15%	[1]

[1]	The Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP Blended Benchmark consists of the following: MSCI All Country World Index Net, 50% and Bloomberg Barclays Global Aggregate Index, 50%.